Stock Warrants (Details)	1 Months Ended
	Feb. 28, 2019 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 15, 2021	Oct. 31, 2020 $ / shares	Dec. 20, 2018 USD ($)
Stock Warrants
Fair value of warrants		$ 6,150,632	$ 7,519,101	$ 4,087,236
Number of common stock that each share of preferred stock may be converted into			2	2
Series B Preferred Stock
Stock Warrants
Number of common stock that each share of preferred stock may be converted into					2
December 2018 warrants
Stock Warrants
Aggregate exercise price of warrants							$ 1,250,000
Common stock shares called by warrants, as a percentage of the fully diluted capitalization of the Company							5.00%
Preferred stock shares called by warrants, as a percentage of the total issued and outstanding number of preferred shares							5.00%
Number of shares called by warrants | shares		1,825,404	1,697,525	1,385,724
Fair value of warrants		$ 6,150,632	$ 7,392,041	$ 4,021,810
Estimated fair value of common stock, represented as price per share of recent sales of preferred stock | $ / shares		$ 0.5	$ 0.5	$ 0.5
October 2020 warrants
Stock Warrants
Fair value of warrants			$ 127,059	$ 65,426
October 2020 warrants | Series B Preferred Stock
Stock Warrants
Preferred stock shares called by warrants, as a percentage of the total issued and outstanding number of preferred shares						2.00%
Number of shares called by warrants | shares			116,457
Exercise price of warrants | $ / shares						$ 5.01
Value of capital stock shares called by warrants			$ 116,457	$ 34,870
February 2019 warrants
Stock Warrants
Number of shares called by warrants | shares	547,944
Exercise price of warrants | $ / shares	$ 1.825
Value of capital stock shares called by warrants	$ 1,000,000
Threshold proceeds from equity financing for exercise of warrants	$ 5,000,000
February 2019 warrants | Series A Preferred Stock
Stock Warrants
Number of shares called by warrants | shares	273,972
Exercise price of warrants | $ / shares	$ 3.65